Reinsurance	21 Months Ended
Sep. 30, 2020
Reinsurance
Reinsurance

Note 10. Reinsurance

A summary of significant reinsurance amounts affecting the accompanying consolidated financial statements as of September 30, 2020 and December 31, 2019 and for the nine months ended September 30, 2020 and 2019 as follows:

	September 30, 2020	December 31, 2019
Balance sheets:
Benefit and claim reserves ceded	$42,091,115	$30,579,524

	Nine months ended September 30,
	2020	2019
Statements of comprehensive (loss) income:
Premiums ceded	$677,702	$702,450
Benefits ceded	99,466	167,895
Commissions ceded	7,595	8,146

A summary of significant reinsurance amounts affecting the accompanying consolidated financial statements as of December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018, is as follows (excluding Unified):

	December 31, 2019	December 31, 2018
Balance sheets:
Benefit and claim reserves ceded	$30,579,524	$23,100,644

	Year ended December 31,
	2019	2018
Statements of comprehensive income:
Premiums assumed	$—	$10,268
Premiums ceded	996,711	848,374
Benefits assumed	—	92,792
Benefits ceded	201,823	141,896
Commissions assumed	—	18
Commissions ceded	10,445	54,346

The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid policy claims by third party reinsurers except for a reinsurance with Unified as it was accounted for as discontinued operations as of September 30, 2020:

				Recoverable on		Total Amount
		Recoverable	Recoverable	Benefit	Ceded	Recoverable
	AM Best	on Paid	on Unpaid	Reserves/Deposit-	Due	from
Reinsurer	Rating	Losses	Losses	type Contracts	Premiums	Reinsurer
Ironbound Reinsurance Company Limited	NR	$—	$—	$4,141,644	$—	$4,141,644
Optimum Re Insurance Company	A	—	—	524,701	—	524,701
Sagicor Life Insurance Company	A-	—	89,179	11,200,888	286,028	11,004,042
SDA Annuity & Life Re	NR	—	—	4,094,584	—	4,094,584
SRC2 (Seneca Re protected cell)	NR			5,108,908	—	5,108,908
US Alliance Life and Security Company	NR	—	—	17,281,555	64,319	17,217,236
		$—	$89,179	$42,352,280	$350,347	$42,091,115

Due to the market price decreases in 2020, certain assets that were carried on our balance sheet have resulted in approximately $2.3 million of unrealized losses as of September 30, 2020. As discussed in “Note. 1. Nature of Operations and Basis of Presentation – Comprehensive loss,” American Life has treaties with several third party reinsurers that have funds withheld and modified coinsurance provisions. Under those provisions, the assets backing the treaties are maintained by American Life as collateral but the assets and total returns or losses on the asset portfolios belong to the third party reinsurers. Under GAAP this arrangement is considered an embedded derivative as discussed in Note 7. As a result of the market volatility, the assets had unrealized losses of approximately $4.4 million as of September 30, 2020. The terms of the contracts with the third party reinsurers provide that unrealized losses on the portfolios accrue to the third party reinsurers. Accordingly, the unrealized losses on the assets held by American Life were offset by a gain in the embedded derivative of $4.4 million. We account for this loss pass through by recording equivalent realized gains on our income statement.

Effective July 25, 2019, American Life entered into a Funds Withheld Coinsurance and Modified Coinsurance Agreement (“FW/Modco Ironbound Agreement”) with Ironbound Reinsurance Company Limited, an unaffiliated reinsurance company organized under the laws of Barbados (“Ironbound”). Under the FW/Modco Ironbound Agreement, American Life ceded to Ironbound, on a funds withheld coinsurance and modified coinsurance basis, an initial 95% quota share of certain liabilities with respect to its MYGA business. Starting on March 1, 2020, the quota share dropped to 30% and then again on March 11, 2020 the quota share dropped to 0%.  American Life has established two accounts to hold the assets for the FW/Modco Ironbound Agreement, a Funds Withheld Account and a Modco Deposit Account.

In addition, a trust account was established on June 30, 2019 among American Life, Ironbound and Wells Fargo Bank, National Association for the sole benefit of American Life to fund the Funds Withheld Account and the Modco Deposit Account for any shortage in required reserves.

The initial settlement included net premium income of $45,005,536 (gross premiums of $46,568,321 minus gross commissions paid of $1,562,786) and net statutory reserves of $44,904,704. The initial settlement for the Funds Withheld Account was $24,928,934 and for the Modco Deposit Account was $16,619,289 and the reserves required was $26,944,622 and $17,963,081, respectively. The amount owed by Ironbound to the Funds Withheld Account and the Modco Deposit Account from the trust account was $2,015,688 and $1,343,792, respectively which was funded at the closing of the Ironbound transaction.

Effective November 7, 2019, American Life entered into a Funds Withheld Coinsurance and Modified Coinsurance Agreement (“FW/Modco SDA Agreement”) with SDA Annuity & Life Re (“SDA”), a Cayman Islands-domiciled reinsurance company. Under the FW/Modco SDA Agreement, American Life cedes to SDA, on a funds withheld coinsurance and modified coinsurance basis, 5% quota share of certain liabilities with respect to its multi-year guaranteed annuity MYGA business and an initial 95% quota share of certain liabilities with respect to its fixed indexed annuity FIA through December 31, 2019 and thirty 30% through September 30, 2020. American Life has established two accounts to hold the assets for the FW/Modco Agreement, a Funds Withheld Account and a Modco Deposit Account.

In addition, a trust account was established on November 7, 2019 among American Life, SDA and Wells Fargo Bank, National Association for the sole benefit of American Life to fund the SDA Funds Withheld Account and the SDA Modco deposit account for any shortage in required reserves.

The initial settlement included net premium income of $3,970,509 and net statutory reserves of $3,986,411. The initial settlement for the funds withheld account was $2,256,802 and for the Modified coinsurance deposit Account was $1,504,535 and the reserves required was $2,391,847 and $1,594,564, respectively. The amount owed to the funds withheld account and the Modified coinsurance deposit account from the trust account was $135,044 and $90,029, respectively which was funded at the closing of the SDA transaction. Effective August 25, 2020, the quota share was reduced to 0% for both MYGA and FIA products.

Effective April 15, 2020, American Life entered into a Funds Withheld and Funds Paid Coinsurance Agreement (“US Alliance Agreement”) between American Life and US Alliance Life and Security Company, a Kansas reinsurance company (“US Alliance”). Under the US Alliance Agreement, American Life will cede to US Alliance, on a funds withheld and funds paid coinsurance basis, an initial 49% quota share of certain liabilities with respect to American Life’s FIA business effective January 1, 2020 through March 31, 2020. Effective from March 1, 2020 through March 10, 2020, American Life will cede a 45.5% quota share of certain liabilities with respect to its MYGA business to US Alliance. Effective March 11, 2020 through March 31, 2020, on a funds withheld and funds paid coinsurance basis, the quota share will increase to 66.5% of certain liabilities with respect to its MYGA business. Effective April 1, 2020, the FIA quota share was reduced to 40% and the MYGA quota share was reduced to 25%.  American Life has established a US Alliance Funds Withheld Account to hold the assets for the US Alliance Agreement.

In addition, a trust account was established among American Life, US Alliance and Capitol Federal Savings Bank, for the sole benefit of American Life to fund the Funds Withheld Account for any shortage in required reserves.

The initial settlement included net premium income of $13,542,325 and net statutory reserves of $14,706,862. The initial settlement for the Funds Withheld Account was $12,729,785 and to the trust account was $812,539 from American Life and $5,000,000 from US Alliance.

In early 2020, Midwest formed Seneca Re, a wholly owned subsidiary, to operate as a sponsored captive insurance company for the purpose of insuring and reinsuring various types of risks of its participants through one or more special purpose entities, or “protected cells” and to conduct any other business or activity that is permitted for sponsored captive insurance companies under Vermont insurance regulations.  Seneca Re closed its first  Protected Cell 2020-01 (“SRC1”) during May of 2020. Effective July 1, 2020 the FIA policies were increased form 5% to 30%. SRC1 is consolidated in the Company’s financial statements.

Effective April 24, 2020, American life entered into a Master Letter Agreement with Seneca Re and Crestline regarding a flow of annuity reinsurance and related asset management, whereby Crestline agreed to provide reinsurance funding for a quota share percentage of 25% of the liabilities of American Life arising from the MYGA and a quota share percentage of 40% of the FIA products. This agreement expires on April 24, 2023.

On July 23, 2020, the Nebraska Department of Insurance (“NDOI”) approved the Funds Withheld Coinsurance and Modified Coinsurance Agreement with Seneca Incorporated Cell, LLC 2020-02 (“SRC2”) of Seneca Re. The agreement closed on July 27, 2020. Under the agreement, American Life ceded to SRC2, on a Funds Withheld and Modified Coinsurance basis, an initial 25% quota share of certain liabilities with respect to American Life’s MYGA business and 40% quota share of certain liabilities with respect to American Life’s FIA business effective April 24, 2020.  American Life has established a SRC2 Funds Withheld Account and a Modified Coinsurance Account to hold the assets pursuant to the agreement. The NDOI approved the inclusion of the SRC2 coinsurance in American Life’s September 30, 2020 statutory financial statements.

The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid policy claims by reinsurer except for Unified as it is accounted for as discontinued operations as of December 31, 2019:

				Recoverable on		Total Amount
		Recoverable	Recoverable	Benefit	Ceded	Recoverable
	AM Best	on Paid	on Unpaid	Reserves/Deposit-	Due	from
Reinsurer	Rating	Losses	Losses	type Contracts	Premiums	Reinsurer
Ironbound Reinsurance Company Limited	NR	$—	$—	$4,213,699	$—	$4,213,699
Optimum Re Insurance Company	A	—	—	489,770	—	489,770
Sagicor Life Insurance Company	A-	—	130,538	11,347,962	270,273	11,208,227
SDA Annuity & Life Re	NR	—	—	2,506,911	—	2,506,911
US Alliance Life and Security Company	NR	—	23,000	12,207,079	69,162	12,160,917
		$—	$153,538	$30,765,421	$339,435	$30,579,524

Effective November 7, 2019, American Life entered into a Funds Withheld Coinsurance and Modified Coinsurance Agreement (“FW/Modco SDA Agreement”) with SDA Annuity & Life Re (“SDA”), an unaffiliated reinsurance company a Cayman Islands-domiciled reinsurance company. In a modified coinsurance arrangement (“Modco”), the ceding entity retains the assets equal to the modified coinsurance reserves retained. In a funds withheld coinsurance agreement (“FW”), assets that would normally be paid over to a reinsurer are withheld by the ceding company to permit statutory credit for unauthorized reinsurance, to reduce the potential credit risk. Under the FW/Modco SDA Agreement, American Life ceded to SDA, on a funds withheld coinsurance and modified coinsurance basis, the remaining (5%) quota share of certain liabilities with respect to its multi-year guaranteed annuity (“MYGA”) business and an initial ninety-five (95%) quota share of certain liabilities with respect to its fixed indexed annuity (“FIA”) through December 31, 2019 and thirty (30%) thereafter. American Life has established two accounts to hold the assets for the FW/Modco Agreement, a Funds Withheld Account and a Modco Deposit Account.

In addition, a trust account was established on November 7, 2019 among American Life, SDA and Wells Fargo Bank, National Association for the sole benefit of American Life to fund the SDA Funds Withheld Account and the SDA Modco Deposit Account for any shortage in required reserves.

The initial settlement included net premium income of $3,970,509 and net statutory reserves of $3,986,411. The initial settlement for the Funds Withheld Account was $2,256,802 and for the Modco Deposit Account was $1,504,535 and the reserves required was $2,391,847 and $1,594,564, respectively. The amount owed to the Funds Withheld Account and the Modco Deposit Account from the trust account was $135,044 and $90,029, respectively which was funded at the closing of the Ironbound transaction. American Life earned a ceding commission of $996,701 and commission and administrative allowances of $1,734,184 as of December 31, 2019. The commission and administrative allowances of $1,734,184 first reduced costs that would have been deferred acquisitions costs incurred and the remainder of the allowances were classified as deferred ceding commissions along with the $996,701 ceding commission earned.

Effective July 25, 2019, American Life entered into a Funds Withheld Coinsurance and Modified Coinsurance Agreement (“FW/Modco Agreement”) with Ironbound Reinsurance Company Limited, an unaffiliated reinsurance company organized under the laws of Barbados (“Ironbound”). In a modified coinsurance arrangement, the ceding entity retains the assets equal to the modified coinsurance reserves retained. In a funds withheld coinsurance agreement, assets that would normally be paid over to a reinsurer are withheld by the ceding company to permit statutory credit for unauthorized reinsurance, to reduce the potential credit risk. Under the FW/Modco Agreement, American Life will cede to Ironbound, on a funds withheld coinsurance and modified coinsurance basis, an initial ninety-five (95%) quota share of certain liabilities with respect to its MYGA business. American Life has established two accounts to hold the assets for the FW/Modco Agreement, a Funds Withheld Account and a Modco Deposit Account.

In addition, a trust account was established on June 30, 2019 among American Life, Ironbound and Wells Fargo Bank, National Association for the sole benefit of American Life to fund the Funds Withheld Account and the Modco Deposit Account for any shortage in required reserves.

The initial settlement included net premium income of $45,005,536 (gross premiums of $46,568,321 minus gross commissions paid of $1,562,786) and net statutory reserves of $47,271,267. The initial settlement for the Funds Withheld Account was $24,928,934 and for the Modco Deposit Account was $16,619,289 and the reserves required was $26,944,622 and $17,963,081, respectively. The amount owed to the Funds Withheld Account and the Modco Deposit Account from the trust account was $2,015,688 and $1,343,792, respectively which was funded at the closing of the Ironbound transaction. American Life earned a ceding commission of $4,843,120 and commission and administrative allowances of $4,734,926 as of December 31, 2019. The commission and administrative allowances of $4,734,926 first reduced costs that would have been deferred acquisitions costs incurred and the remainder of the allowances were classified as deferred ceding commissions along with the $4,843,120 ceding commission earned.

Effective July 1, 2018, American Life entered into an assumptive and indemnity coinsurance transaction with Unified to transfer 100% of the risk related to the remaining legacy block of business, see Note 4 above for further discussion. We transferred $19,311,616 of GAAP net adjusted reserves as of July 1, 2018 to Unified for cash of $14,320,817, which was net of a ceding allowance of $3,500,000 plus the accrued interest on the transaction from July 1, 2018 until it closed on December 10, 2018. Unified assumed certain responsibilities for incurred claims, surrenders and commission from the effective date.

The ceding commission of $3,500,000 was recorded net of the difference between statutory and GAAP net adjusted reserves, the elimination of DAC of $1,890,013, VOBA of $338,536, and the remaining deferred profit from our legacy business of $26,896. The remaining $3,069,690 was reflected as a deferred gain and will be recognized into income over the expected duration of the legacy blocks of business. As of December 31, 2019, Unified had converted 79% of the indemnity coinsurance to assumptive coinsurance. American Life had amortization income for the year ended December 31, 2019 of $2,410,054 as a result of the assumption of 79% of the indemnity policies. The ending deferred ceding commission at December 31, 2019 was $582,894.

American Life and Security National Life Insurance (“SNL”) reached an agreement to commutate the assumed block of life business effective July 31, 2018. American Life recorded a GAAP loss of $154,780 due to the difference between the GAAP and statutory reserves and the write-off of the remaining VOBA. Net adjusted reserves transferred back to SNL totaled $2,543,898 on a GAAP basis.

At December 31, 2019 and 2018, total benefit reserves, policy claims, deposit-type contracts, and due premiums ceded by American Life to Sagicor were $11,208,227 and $11,494,161, respectively. At December 31, 2019 and 2018, total benefit reserves, policy claims, deposit-type contracts, and due premiums ceded by American Life to US Alliance were $12,160,917 and $11,149,888, respectively. American Life remains contingently liable on the ceded reinsurance should Sagicor or US Alliance be unable to meet their respective obligations. At December 31, 2019, total deposit-type contract ceded by American Life to Ironbound and SDA were $4,213,699 and $2,506,991, respectively.

The table below shows those ceding commissions and allowances received from the above reinsurers. The new business was not ceded to these reinsurers until the third and fourth quarters of 2019; therefore, there is no comparable data in the first half of 2019.

		Nine months ended September 30,
		2020
	Effective Date	Ceding	Expense
Reinsurer	of Transaction	Commission Paid	Allowances Paid(1)
Ironbound Reinsurance Company Limited	July 2019	$688,110	$690,169
SDA Annuity & Life Re	November 2019	1,356,473	2,605,014
US Alliance Life and Security Company(2)	April 2020	2,279,511	4,016,556
SRC2	July 2020	3,837,996	7,247,966
		$8,162,090	$14,559,705
(1)	Includes: acquisition and administrative expenses, commission expense allowance and product development fees.
(2)	US Alliance Life and Security Company funds withheld and funds paid treaty

Under GAAP, ceding commissions are deferred on the balance sheet and are amortized over the period of the policyholder contracts. The tables below shows the ceding commissions from the reinsurers including SRC1 and what was earned on a GAAP basis:

	Nine months ended September 30,
	2020
			Interest on	Earned
	Gross Ceding	Expense	Ceding	Ceding
Reinsurer	Commission	Allowances(1)	Commissions	Commission
Ironbound Reinsurance Company Limited	$688,110	$690,169	$165,607	$316,889
SDA Annuity & Life Re	1,356,473	2,605,014	47,461	43,856
US Alliance Life and Security Company(2)	2,279,511	4,016,556	23,171	74,466
SRC2	3,837,996	7,247,966	13,251	54,838
	$8,162,090	$14,559,705	$249,490	$490,049
(1)	Includes: acquisition and administrative expenses, commission expense allowance and product development fees.
(2)	US Alliance Life and Security Company funds withheld and funds paid treaty

The tables below shows the ceding commissions deferred on each reinsurance transaction on a GAAP basis:

		September 30, 2020	December 31, 2019
	Effective Date	Deferred Ceding	Deferred Ceding
Reinsurer	of Transaction	Commission	Commission
US Alliance Life and Security Company(1)	September 2017	$822,393	$858,675
Unified Life Insurance Company(1)	July 2018	287,189	582,894
Ironbound Reinsurance Company Limited(2)	July 2019	5,739,427	5,060,359
SDA Annuity & Life Re(2)	November 2019	2,071,427	1,076,267
US Alliance Life and Security Company(3)	April 2020	2,508,421	—
SRC2	July 2020	4,310,407	—
		$15,739,264	$7,578,195
(1)

These reinsurance transactions on our legacy business received gross ceding commissions on the effective dates of the transaction. The difference between the statutory net adjusted reserves and the GAAP adjusted reserves plus the elimination of DAC and value of business acquired (“VOBA”) related to these businesses reduces the gross ceding commission with the remaining deferred and amortized over the lifetime of the blocks of business.

(2)	These reinsurance transactions include the ceding commissions and expense allowances which are accounted for as described in (1).
(3)	US Alliance Life and Security Company funds withheld and funds paid treaty.

The use of reinsurance does not relieve American Life of its primary liability to pay the full amount of the insurance benefit in the event of the failure of a reinsurer to honor its contractual obligation for all blocks of business except what is included in the Unified transaction. The reinsurance agreement with Unified discharges American Life’s responsibilities once all the policies have changed from indemnity to assumptive reinsurance. No reinsurer of business ceded by American Life has failed to pay policy claims (individually or in the aggregate) with respect to our ceded business.

American Life monitors several factors that it considers relevant to satisfy itself as to the ongoing ability of a reinsurer to meet all obligations of the reinsurance agreements. These factors include the credit rating of the reinsurer, the financial strength of the reinsurer, significant changes or events of the reinsurer, and any other relevant factors. If American Life believes that any reinsurer would not be able to satisfy its obligations with American Life, separate contingency reserves may be established. At September 30, 2020 and December 31, 2019, no contingency reserves were established.

American Life expects to reinsure substantially all of its new insurance policies with a variety of reinsurers in exchange for upfront ceding commissions, expense reimbursements and administrative fees. American Life may retain some business with the intent to reinsure some or all at a future date.